Shareholder Report, Holdings (Details)	Jun. 30, 2025
Emerging Markets Equities Fund - Class M | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.27%
Emerging Markets Equities Fund - Class M | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.75%
Emerging Markets Equities Fund - Class M | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.74%
Emerging Markets Equities Fund - Class M | Consumer Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.49%
Emerging Markets Equities Fund - Class M | Commercial and Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.42%
Emerging Markets Equities Fund - Class M | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.33%
Emerging Markets Equities Fund - Class M | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.64%
Emerging Markets Equities Fund - Class M | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.04%
Emerging Markets Equities Fund - Class M | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.32%
Emerging Markets Equities Fund - Class F-2 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.27%
Emerging Markets Equities Fund - Class F-2 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.75%
Emerging Markets Equities Fund - Class F-2 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.74%
Emerging Markets Equities Fund - Class F-2 | Consumer Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.49%
Emerging Markets Equities Fund - Class F-2 | Commercial and Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.42%
Emerging Markets Equities Fund - Class F-2 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.33%
Emerging Markets Equities Fund - Class F-2 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.64%
Emerging Markets Equities Fund - Class F-2 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.04%
Emerging Markets Equities Fund - Class F-2 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.32%
Emerging Markets Equities Fund - Class F-3 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.27%
Emerging Markets Equities Fund - Class F-3 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.75%
Emerging Markets Equities Fund - Class F-3 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.74%
Emerging Markets Equities Fund - Class F-3 | Consumer Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.49%
Emerging Markets Equities Fund - Class F-3 | Commercial and Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.42%
Emerging Markets Equities Fund - Class F-3 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.33%
Emerging Markets Equities Fund - Class F-3 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.64%
Emerging Markets Equities Fund - Class F-3 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.04%
Emerging Markets Equities Fund - Class F-3 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.32%
Emerging Markets Equities Fund - Class R-6 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.27%
Emerging Markets Equities Fund - Class R-6 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.75%
Emerging Markets Equities Fund - Class R-6 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.74%
Emerging Markets Equities Fund - Class R-6 | Consumer Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.49%
Emerging Markets Equities Fund - Class R-6 | Commercial and Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.42%
Emerging Markets Equities Fund - Class R-6 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.33%
Emerging Markets Equities Fund - Class R-6 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.64%
Emerging Markets Equities Fund - Class R-6 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.04%
Emerging Markets Equities Fund - Class R-6 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.32%